Shareholder Loans Payable and Accrued Interest	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Shareholder Loans Payable And Accrued Interest
Shareholder Loans Payable and Accrued Interest
Note 7 – Shareholder Loans Payable and Accrued Interest

Unsecured loans and accrued interest payable to shareholders at February 29, 2012 and August 31, 2011:

	February 29, 2012	August 31, 2011
Short-term debt	$-	$1,400,000
Less: total note discount for stock issued	-	(623,232)
Add: amortization of note discount	-	512,955
Add: accrued interest	-	99,911
Total shareholder loans payable and accrued interest	$-	$1,389,634

During the six months ended February 29, 2012, the Company used cash to retire short-term notes which totaled approximately $1,400,000 as of August 31, 2011.

The notes bore interest at 8% annually with all interest and principal due at maturity.  The notes were discounted based on the fair market value of the common stock received (determined with the assistance of an independent valuation expert) as a percentage of the total fair market value of all consideration received.  The resulting note discount was amortized as additional interest expense over the twelve month life of each note and was calculated based on a normal amortization schedule using the interest method.

The weighted average interest rates on shareholder loans payable based on the face amount of the debt at February 29, 2012 and August 31, 2011 were 0% and 8.0%, respectively.

Note 7 –	Shareholder Loans Payable and Accrued Interest

Unsecured loans and accrued interest payable to shareholders at August 31, 2010 and August 31, 2011:

	August 31, 2011	August 31, 2010

Loan payable	$-	$1,089,685
Accrued interest	-	19,430
	-	1,109,115

Short-term debt	1,400,000	2,900,000
Less: total note discount for stock issued	(623,232)	(1,185,791)
Add: amortization of note discount	512,955	329,358
Add: accrued interest	99,911	70,834
	1,389,634	2,114,401
Total shareholder loans payable and accrued interest	$1,389,634	$3,223,516

During the quarter ended February 28, 2011, the Company used proceeds from common stock sales to retire the one-year promissory note from a related party stockholder, James M. Askew, which originally totaled $1,089,685.

The remaining notes bear interest at 8% annually with all interest and principal due at maturity.  The notes were discounted based on the fair market value of the common stock received (determined with the assistance of an independent valuation expert) as a percentage of the total fair market value of all consideration received.  The resulting note discount is being amortized as additional interest expense over the twelve month life of each note and is being calculated based on a normal amortization schedule using the interest method.

The weighted average interest rates on shareholder loans payable based on the face amount of the debt at August 31, 2011 and August 31, 2010 were 8.0% and 8.5%, respectively.  The effective interest rates on shareholder loans payable considering the discount at August 31, 2011 and 2010 were 52.5% and 54.3%, respectively.

The average balance of short-term debt during the year ended August 31, 2011 was $2,244,367.  The average face interest rate on the debt was 8.00% and the average discount amortization was $114,116.  Subsequent to August 31, 2011, all of the short-term debt was paid in full.